Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (“CAP”) to the Company’s principal executive officer (“PEO”) and the Company’s non-PEO named executive officers (the “Non-PEO NEOs”) and certain aspects of the financial performance of the Company. The Compensation Committee does not utilize CAP as a basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please see the Compensation Discussion and Analysis section of this Proxy Statement.

Pay Versus Performance Table

							Value of Initial Fixed $100 Investment Based on:(4)
Fiscal Year(1)	Summary Compensation Table Total for Dr. Ortmanns PEO(2)	Summary Compensation Table Total for Mr. Dhawan PEO(2)	Compensation Actually Paid to Dr. Ortmanns PEO(3)	Compensation Actually Paid to Mr. Dhawan PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Cerence Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net Income ($mil.)(6)	Revenue(7) ($mil.)
2024	$861,734	—	$(10,879,482)	—	$2,646,188	$(1,457,744)	$6	$136	$(588)	$331
2023	$14,438,733	—	$15,972,323	—	$6,752,845	$4,286,095	$42	$107	$(56)	$291
2022	$5,348,695	$9,512,933	$(4,314,610)	$(17,453,566)	$2,775,483	$(1,854,165)	$32	$90	$(311)	$341
2021	—	$7,465,574	—	$41,323,599	$1,803,823	$10,285,852	$197	$144	$46	$385

(1)
Dr. Ortmanns succeeded Sanjay Dhawan as PEO in fiscal year 2022 (on December 15, 2021). Mr. Dhawan served as the PEO for the entirety of fiscal year 2021. Our Non-PEO NEOs for the applicable fiscal years were as follows:
•
Fiscal year 2024: Antonio Rodriquez, Thomas Beaudoin, Daniel Tempesta, Nils Schanz, Jennifer Salinas, and Iqbal Arshad
•
Fiscal year 2023: Thomas Beaudoin, Prateek Kathpal, and Iqbal Arshad
•
Fiscal year 2022: Thomas Beaudoin, Mark Gallenberger, Marc Montagner, Prateek Kathpal, and Christophe Couvreur
•
Fiscal year 2021: Mark Gallenberger, Stefan Ortmanns, and Leanne Fitzgerald
(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year in the case of our PEOs, Dr. Ortmanns and Mr. Dhawan, and (ii) the average of the total compensation reported in the SCT for the applicable fiscal year for our Non-PEO NEOs.
(3)
Amounts reported in these columns represent (i) CAP for the applicable fiscal year in the case of our PEOs, Dr. Ortmanns and Mr. Dhawan and (ii) the average CAP for the applicable fiscal year for our Non-PEO NEOs; adjustments were made to the amounts reported in the SCT for the applicable fiscal year. A reconciliation of the adjustments made to the SCT amounts to calculate CAP for our PEOs, Dr. Ortmanns and Mr. Dhawan, and for the
average of the Non-PEO NEOs in accordance with the requirements of Item 402(v) of Regulation S-K is set forth in the following table:

	Fiscal Year 2024		Fiscal Year 2023		Fiscal Year 2022			Fiscal Year 2021
	Dr. Ortmanns PEO	Average Non-PEO NEOs	Dr. Ortmanns PEO	Average Non-PEO NEOs	Dr. Ortmanns PEO	Mr. Dhawan PEO	Average Non-PEO NEOs	Mr. Dhawan PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$861,734	$2,646,188	$14,438,733	$6,752,845	$5,348,695	$9,512,933	$2,775,483	$7,465,574	$1,803,823
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Plus Pension Value Service Cost for the Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Minus Equity Award Value Reported in SCT for the Fiscal Year	$—	$2,132,030	$13,256,602	$6,059,259	$4,361,086	$9,329,311	$2,450,148	$5,806,759	$955,131
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$—	$50,695	$14,842,886	$3,379,689	$854,690	$1,881,873	$536,461	$10,606,123	$1,684,584
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(11,741,216)	$(1,536,417)	$(52,694)	$(8,411)	$(6,984,598)	$—	$(1,346,670)	$21,363,485	$6,688,566
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$—	$28,686	$—	$318,036	$—	$—	$—	$—	$—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$—	$(43,243)	$—	$53,567	$827,689	$348,221	$2,084	$7,695,176	$1,064,011
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$471,620	$—	$150,371	$—	$19,867,283	$1,371,374	$—	$—
Plus Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$(10,879,482)	$(1,457,744)	$15,972,323	$4,286,095	$(4,314,610)	$(17,453,566)	$(1,854,165)	$41,323,599	$10,285,852

In the table above, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(4)
Total Shareholder Return (“TSR”) is cumulative for the measurement periods beginning on September 30, 2020 and ending on September 30 of each of 2024, 2023, 2022 and 2021, respectively. TSR is calculated by dividing the difference between the price of the Company’s common stock at the end and the beginning of the measurement period by the price of the Company’s common stock at the beginning of the measurement period. No dividends were paid by the Company during fiscal years 2021, 2022, 2023, or 2024.
(5)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. Our peer group for these purposes is the S&P Software & Services Select Industry Index, which is the industry index used by the Company for purposes of compliance with Item 201(e) of Regulation S-K for all four fiscal years.
(6)
Reflects the Company’s net income (loss) reflected in the audited financial statements published in our Annual Report on Form 10-K for the applicable fiscal year.
(7)
Revenue is the company-selected measure. Values shown reflect revenue as calculated for purposes of our executive compensation program for the applicable reporting fiscal year based on the reporting fiscal year’s STIP foreign exchange rate.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Dr. Ortmanns succeeded Sanjay Dhawan as PEO in fiscal year 2022 (on December 15, 2021). Mr. Dhawan served as the PEO for the entirety of fiscal year 2021. Our Non-PEO NEOs for the applicable fiscal years were as follows:
•
Fiscal year 2024: Antonio Rodriquez, Thomas Beaudoin, Daniel Tempesta, Nils Schanz, Jennifer Salinas, and Iqbal Arshad
•
Fiscal year 2023: Thomas Beaudoin, Prateek Kathpal, and Iqbal Arshad
•
Fiscal year 2022: Thomas Beaudoin, Mark Gallenberger, Marc Montagner, Prateek Kathpal, and Christophe Couvreur
•
Fiscal year 2021: Mark Gallenberger, Stefan Ortmanns, and Leanne Fitzgerald

Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. Our peer group for these purposes is the S&P Software & Services Select Industry Index, which is the industry index used by the Company for purposes of compliance with Item 201(e) of Regulation S-K for all four fiscal years.
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in these columns represent (i) CAP for the applicable fiscal year in the case of our PEOs, Dr. Ortmanns and Mr. Dhawan and (ii) the average CAP for the applicable fiscal year for our Non-PEO NEOs; adjustments were made to the amounts reported in the SCT for the applicable fiscal year. A reconciliation of the adjustments made to the SCT amounts to calculate CAP for our PEOs, Dr. Ortmanns and Mr. Dhawan, and for the
average of the Non-PEO NEOs in accordance with the requirements of Item 402(v) of Regulation S-K is set forth in the following table:

	Fiscal Year 2024		Fiscal Year 2023		Fiscal Year 2022			Fiscal Year 2021
	Dr. Ortmanns PEO	Average Non-PEO NEOs	Dr. Ortmanns PEO	Average Non-PEO NEOs	Dr. Ortmanns PEO	Mr. Dhawan PEO	Average Non-PEO NEOs	Mr. Dhawan PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$861,734	$2,646,188	$14,438,733	$6,752,845	$5,348,695	$9,512,933	$2,775,483	$7,465,574	$1,803,823
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Plus Pension Value Service Cost for the Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Minus Equity Award Value Reported in SCT for the Fiscal Year	$—	$2,132,030	$13,256,602	$6,059,259	$4,361,086	$9,329,311	$2,450,148	$5,806,759	$955,131
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$—	$50,695	$14,842,886	$3,379,689	$854,690	$1,881,873	$536,461	$10,606,123	$1,684,584
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(11,741,216)	$(1,536,417)	$(52,694)	$(8,411)	$(6,984,598)	$—	$(1,346,670)	$21,363,485	$6,688,566
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$—	$28,686	$—	$318,036	$—	$—	$—	$—	$—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$—	$(43,243)	$—	$53,567	$827,689	$348,221	$2,084	$7,695,176	$1,064,011
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$471,620	$—	$150,371	$—	$19,867,283	$1,371,374	$—	$—
Plus Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$(10,879,482)	$(1,457,744)	$15,972,323	$4,286,095	$(4,314,610)	$(17,453,566)	$(1,854,165)	$41,323,599	$10,285,852

In the table above, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,646,188	$ 6,752,845	$ 2,775,483	$ 1,803,823
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,457,744)	4,286,095	(1,854,165)	10,285,852
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts reported in these columns represent (i) CAP for the applicable fiscal year in the case of our PEOs, Dr. Ortmanns and Mr. Dhawan and (ii) the average CAP for the applicable fiscal year for our Non-PEO NEOs; adjustments were made to the amounts reported in the SCT for the applicable fiscal year. A reconciliation of the adjustments made to the SCT amounts to calculate CAP for our PEOs, Dr. Ortmanns and Mr. Dhawan, and for the
average of the Non-PEO NEOs in accordance with the requirements of Item 402(v) of Regulation S-K is set forth in the following table:

	Fiscal Year 2024		Fiscal Year 2023		Fiscal Year 2022			Fiscal Year 2021
	Dr. Ortmanns PEO	Average Non-PEO NEOs	Dr. Ortmanns PEO	Average Non-PEO NEOs	Dr. Ortmanns PEO	Mr. Dhawan PEO	Average Non-PEO NEOs	Mr. Dhawan PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$861,734	$2,646,188	$14,438,733	$6,752,845	$5,348,695	$9,512,933	$2,775,483	$7,465,574	$1,803,823
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Plus Pension Value Service Cost for the Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Minus Equity Award Value Reported in SCT for the Fiscal Year	$—	$2,132,030	$13,256,602	$6,059,259	$4,361,086	$9,329,311	$2,450,148	$5,806,759	$955,131
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$—	$50,695	$14,842,886	$3,379,689	$854,690	$1,881,873	$536,461	$10,606,123	$1,684,584
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(11,741,216)	$(1,536,417)	$(52,694)	$(8,411)	$(6,984,598)	$—	$(1,346,670)	$21,363,485	$6,688,566
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$—	$28,686	$—	$318,036	$—	$—	$—	$—	$—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$—	$(43,243)	$—	$53,567	$827,689	$348,221	$2,084	$7,695,176	$1,064,011
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$471,620	$—	$150,371	$—	$19,867,283	$1,371,374	$—	$—
Plus Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$(10,879,482)	$(1,457,744)	$15,972,323	$4,286,095	$(4,314,610)	$(17,453,566)	$(1,854,165)	$41,323,599	$10,285,852

In the table above, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

Compensation Actually Paid vs. Total Shareholder Return

Relationship between CAP and TSR. The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between our TSR and CAP for the PEO and average CAP for the Non-PEO NEOs. As shown in the graph below, CAP to our PEO and the average CAP for the Non-PEO NEOs is generally aligned with the Company’s TSR over the four-year period from October 1, 2020 to September 30, 2024, in large part because a significant portion of the compensation awarded to the Company’s NEOs is in the form of equity awards, the value of which is impacted by stock price changes.

Compensation Actually Paid vs. Net Income

Relationship between CAP and GAAP Net Income. The graph below reflects the relationship between the PEO and average Non-PEO NEOs CAP and our GAAP Net Income. The Company does not use net income as a performance measure in its executive compensation program.

Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP and Revenue (our Company-Selected Measure). The graph below reflects the relationship between the PEO and average Non-PEO NEOs CAP and our revenue.
Tabular List, Table

Performance Measures Used to Link Company Performance and CAP. The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link CAP to the NEOs for fiscal year 2024. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our PSUs. Please see the “Compensation Discussion and Analysis” section of this Proxy Statement for a further description of these metrics and how they are used in the Company’s executive compensation program.

Revenue

Adjusted EBITDA

Adjusted EBITDA Margin

Adjusted Free Cash Flow

Total Shareholder Return Amount	$ 6	42	32	197
Peer Group Total Shareholder Return Amount	136	107	90	144
Net Income (Loss)	$ (588,000,000)	$ (56,000,000)	$ (311,000,000)	$ 46,000,000
Company Selected Measure Amount	331,000,000	291,000,000	341,000,000	385,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Dr. Ortmanns [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 861,734	$ 14,438,733	$ 5,348,695	$ 0
PEO Actually Paid Compensation Amount	$ (10,879,482)	$ 15,972,323	$ (4,314,610)	0
PEO Name	Dr. Ortmanns	Dr. Ortmanns	Dr. Ortmanns
Mr. Dhawan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 9,512,933	7,465,574
PEO Actually Paid Compensation Amount	0	0	$ (17,453,566)	$ 41,323,599
PEO Name			Mr. Dhawan	Mr. Dhawan
PEO | Dr. Ortmanns [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	$ 0
PEO | Dr. Ortmanns [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dr. Ortmanns [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(13,256,602)	(4,361,086)
PEO | Dr. Ortmanns [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	14,842,886	854,690
PEO | Dr. Ortmanns [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,741,216)	(52,694)	(6,984,598)
PEO | Dr. Ortmanns [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dr. Ortmanns [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	827,689
PEO | Dr. Ortmanns [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dr. Ortmanns [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Dhawan [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	$ 0
PEO | Mr. Dhawan [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Dhawan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,329,311)	(5,806,759)
PEO | Mr. Dhawan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,881,873	10,606,123
PEO | Mr. Dhawan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	21,363,485
PEO | Mr. Dhawan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Dhawan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			348,221	7,695,176
PEO | Mr. Dhawan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(19,867,283)	0
PEO | Mr. Dhawan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,132,030)	(6,059,259)	(2,450,148)	(955,131)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,695	3,379,689	536,461	1,684,584
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,536,417)	(8,411)	(1,346,670)	6,688,566
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,686	318,036	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,243)	53,567	2,084	1,064,011
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(471,620)	(150,371)	(1,371,374)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0